Income Taxes - Effective Tax Rate as Applied to Pre-Tax Income or Loss from Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
U.S. federal statutory rate	35.00%	35.00%	35.00%
State taxes (net of federal tax benefit and change in valuation allowance)	(2.00%)	18.00%	1.00%
Permanent items	(1.00%)	0.00%	0.00%
Nondeductible compensation	(8.00%)	0.00%	(1.00%)
Nondeductible transaction costs	(23.00%)	0.00%	0.00%
Federal tax credits	2.00%	(8.00%)	1.00%
Federal valuation allowance	3.00%	(2.00%)	(4.00%)
Effect of tax law change	0.00%	0.00%	(1.00%)
Unrecognized tax benefits	1.00%	(1.00%)	0.00%
Total	7.00%	42.00%	31.00%